Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue	The Company’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross (loss) profits by segment are presented below. Separate financial information of operating income by segment is not available.
	For the six months ended June 30,
REVENUES, NET	2024	2023
Graphite anode business	$21,561,285	$20,467,706
Peer-to-peer knowledge sharing and enterprise business	721,886	240,785
Member services	-	11,535
Enterprise services
-Comprehensive tailored services	-	672
-Consulting services	665,552	198,833
Online services	-	-
Other revenues	56,334	29,745
Revenues, net	$22,283,171	$20,708,491
	For the six months ended June 30,
COST OF REVENUES	2024	2023
Graphite anode business	$21,984,752	$19,871,938
Peer-to-peer knowledge sharing and enterprise business	281,030	217,226
Member services	-	-
Enterprise services
-Comprehensive tailored services	-	-
-Consulting services	281,030	82,053
Online services	-	117,942
Other revenues	-	17,231
Cost of revenues	$22,265,782	$20,089,164
	For the six months ended June 30,
GROSS PROFIT	2024	2023
Graphite anode business	$(423,467)	$595,768
Peer-to-peer knowledge sharing and enterprise business	440,856	23,559
Member services	-	11,535
Enterprise services
-Comprehensive tailored services	-	672
-Consulting services	384,522	116,780
Online services	-	(117,942)
Other revenues	56,334	12,514
Gross profit	$17,389	$619,327